UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS
VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 36.5%
	Banc of America Mortgage Securities Inc.:
$19,705	7.157% due 7/25/33 (a)(b)	$19,960
21,213	6.624% due 2/25/34 (a)(b)	21,500
208,062	4.111% due 6/25/34 (a)(b)	207,742
117,472	4.463% due 2/25/35 (a)(b)	118,295
43,091	Bear Stearns Alternate-A Trust, 3.796% due 11/25/34 (a)(b)	38,744
	Bear Stearns ARM Trust:
93,387	6.266% due 2/25/35 (a)(b)	92,220
294,209	5.079% due 8/25/35 (a)(b)	295,610
221,725	Bear Stearns Asset-Backed Securities Inc., 3.976% due 10/25/33 (a)(b)	221,846
222,233	Bear Stearns Second Lien Trust, 3.596% due 12/25/36 (a)(b)(c)	177,786
	Countrywide Alternative Loan Trust:
191,132	4.164% due 7/20/35 (a)(b)	179,802
460,774	4.644% due 11/20/35 (a)(b)	428,830
227,931	3.646% due 1/25/36 (a)(b)	214,969
197,031	3.626% due 6/25/37 (a)(b)	185,200
230,609	3.586% due 6/25/46 (a)(b)	219,080
291,826	3.566% due 9/25/46 (a)(b)	265,984
462,175	3.536% due 2/25/47 (a)(b)	423,485
	Countrywide Home Loan Mortgage Pass-Through Trust:
85,103	3.876% due 12/25/17 (a)(b)	85,322
37,314	6.771% due 6/19/31 (a)(b)	37,261
212,868	Countrywide Home Loans, 3.626% due 3/25/36 (a)(b)	200,766
294,245	Deutsche Mortgage Securities Inc., 3.826% due 6/25/34 (a)(b)	289,800
	Federal National Mortgage Association (FNMA):
124,966	3.676% due 10/25/35 (a)(b)	122,734
	Grantor Trust:
233,178	6.026% due 10/25/40 (a)(b)	240,705
91,515	6.322% due 3/25/42 (a)(b)	89,761
	REMIC Trust:
134,293	5.384% due 3/25/27 (a)(b)	130,093
32,931	3.676% due 1/25/34 (a)(b)	32,819
202,214	PAC, 3.776% due 8/25/33 (a)(b)	200,988
	Whole Loan:
56,999	3.726% due 9/25/42 (a)(b)	56,561
61,141	6.331% due 1/25/43 (a)(b)	62,083
178,439	First Horizon Alternative Mortgage Securities, 5.934% due 2/25/36 (a)(b)	182,521
	Harborview Mortgage Loan Trust:
389,638	4.264% due 9/19/35 (a)(b)	367,762
260,237	4.704% due 2/19/36 (a)(b)	249,642
455,019	4.084% due 3/19/38 (a)(b)	424,299
364,015	4.104% due 3/19/38 (a)(b)	310,401
364,015	4.134% due 3/19/38 (a)(b)	330,543
167,662	4.114% due 11/19/46 (a)(b)	154,165
	IMPAC CMB Trust:
33,443	4.376% due 10/25/33 (a)(b)	33,012
269,063	3.636% due 11/25/33 (a)(b)	247,546
93,169	IMPAC Secured Assets Corp., 3.776% due 11/25/34 (a)(b)	92,696
284,655	Indymac Index Mortgage Loan Trust, 5.402% due 10/25/35 (a)(b)	277,973
70,961	Lehman Structured Securities Corp., 3.625% due 9/26/45 (a)(b)(c)	70,651
285,981	Lehman XS Trust, 3.636% due 2/25/46 (a)(b)	270,806
196,961	MASTR Alternative Loans Trust, PAC, 3.776% due 11/25/33 (a)	195,080
31,496	MASTR ARM Trust, 7.271% due 12/25/33 (a)	31,567
179,744	Merrill Lynch Mortgage Investors Inc., 4.488% due 2/25/35 (a)	178,744
186,990	New York Mortgage Trust Inc., 3.706% due 8/25/35 (a)	176,733
See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 36.5% (continued)
$400,000	Residential Accredit Loans Inc., 3.581% due 9/25/46 (a)	$369,156
	Residential Asset Securitization Trust, PAC:
63,983	3.826% due 11/25/33 (a)	62,304
216,390	3.776% due 5/25/34 (a)	213,389
139,634	3.726% due 8/25/34 (a)	138,878
76,687	Residential Funding Mortgage Securities I Trust, 3.776% due 6/25/33 (a)	74,711
	Sequoia Mortgage Trust:
7,745	6.894% due 9/20/32 (a)	7,733
174,484	4.264% due 6/20/33 (a)	173,379
	Structured ARM Loan Trust:
8,568	3.686% due 2/25/34 (a)	8,567
18,567	3.646% due 6/25/34 (a)	18,494
20,403	5.990% due 11/25/34 (a)	20,829
	Structured Asset Mortgage Investments Inc.:
75,498	4.304% due 12/19/33 (a)	75,241
38,741	7.514% due 8/25/35 (a)	39,242
120,337	3.756% due 12/27/35 (a)	115,259
120,337	7.148% due 12/27/35 (a)	120,417
329,770	3.566% due 7/25/46 (a)	301,029
161,682	3.576% due 9/25/47 (a)	159,055
	Structured Asset Securities Corp.:
48,820	4.376% due 3/25/28 (a)	43,886
88,016	4.316% due 8/25/28 (a)	79,585
28,100	6.734% due 5/25/32 (a)	28,047
79,386	7.458% due 8/25/32 (a)	79,251
26,170	3.876% due 4/25/33 (a)	25,356
80,084	3.776% due 9/25/33 (a)(c)	78,069
121,880	6.541% due 6/25/35 (a)(c)	125,552
	Thornburg Mortgage Securities Trust:
25,586	3.826% due 3/25/44 (a)	25,590
243,940	3.626% due 7/25/45 (a)	243,909
147,639	3.646% due 10/25/45 (a)	147,313
221,889	Wachovia Mortgage Loan Trust LLC, 4.865% due 8/20/35 (a)	224,669
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
194,103	5.632% due 5/25/46 (a)	174,511
401,139	5.622% due 8/25/46 (a)	382,774
	Washington Mutual Inc.:
182,081	3.776% due 7/25/18 (a)	180,697
147,106	5.940% due 9/25/36 (a)	149,119
62,163	6.062% due 4/25/44 (a)	61,754
260,056	3.696% due 8/25/45 (a)	242,495
184,142	3.646% due 12/25/45 (a)	172,003
73,321	Washington Mutual Mortgage Pass-Through Certificates, 7.313% due 11/25/30 (a)	73,151
	Wells Fargo Mortgage Backed Securities Trust:
158,104	4.591% due 11/25/34 (a)	159,995
306,128	PAC, 3.776% due 5/25/33 (a)	301,728

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $13,750,585)	13,151,224

ASSET-BACKED SECURITIES — 20.9%
Automobiles — 1.6%
450,000	AmeriCredit Automobile Receivables Trust, 4.620% due 5/6/12 (a)(b)	444,435
133,370	Capital One Auto Finance Trust, 4.346% due 8/15/11 (a)(b)	130,842

	Total Automobiles	575,277

See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

ASSET-BACKED SECURITIES — 20.9% (continued)
Credit Card — 1.0%
$375,000	Capital One Master Trust, 4.436% due 12/15/10 (a)(b)	$375,204

Diversified Financial Services — 0.6%
	Business Loan Express:
126,948	4.026% due 6/25/28 (a)(b)(c)	127,379
48,467	5.186% due 5/15/29 (a)(b)(c)	43,248
36,257	4.176% due 1/25/32 (a)(b)(c)	36,559

	Total Diversified Financial Services	207,186

Home Equity — 16.9%
13,122	Ameriquest Mortgage Securities Inc., 3.746% due 9/25/34 (a)(b)	13,013
51,175	Argent Securities Inc., 3.766% due 10/25/34 (a)(b)	49,568
76,332	Asset-Backed Securities Corp., Home Equity Loan Trust, 4.776% due 11/15/31 (a)(b)	73,684
1,074,397	Bear Stearns Asset-Backed Securities I Trust, 3.776% due 9/25/34 (a)(b)	980,996
	Bear Stearns Asset-Backed Securities Inc.:
53,486	3.856% due 10/25/33 (a)(b)	51,004
224,356	3.826% due 12/25/33 (a)(b)	204,653
202,827	3.876% due 11/25/42 (a)(b)	194,546
89,146	CDC Mortgage Capital Trust, 3.986% due 1/25/33 (a)(b)	77,732
29,908	Cendant Mortgage Corp., 3.926% due 7/25/43 (a)(b)(c)	29,691
128,399	Centex Home Equity, 3.646% due 10/25/35 (a)(b)	128,194
	Countrywide Asset-Backed Certificates:
217,062	3.826% due 11/25/34 (a)(b)	196,441
218,840	3.706% due 7/25/36 (a)(b)(c)	192,121
177,798	3.726% due 11/25/36 (a)(b)(c)	157,490
91,166	Countrywide Home Equity Loan Trust, 4.526% due 12/15/33 (a)(b)	79,270
116,619	EMC Mortgage Loan Trust, 3.926% due 3/25/31 (a)(b)(c)	103,240
5,813	First Franklin Mortgage Loan Trust, 4.296% due 8/25/32 (a)(b)	5,802
94,855	GMAC Mortgage Corp. Loan Trust, 3.586% due 11/25/36 (a)(b)	77,610
205,333	GSAMP Trust, 3.676% due 5/25/36 (a)(b)(c)(d)	172,480
240,000	IXIS Real Estate Capital Trust, 3.746% due 12/25/35 (a)(b)	233,086
328,600	Lehman XS Trust, 3.616% due 11/25/46 (a)	298,128
227,155	Merrill Lynch Mortgage Investors Trust, 3.656% due 1/25/47 (a)	222,040
390,000	New Century Home Equity Loan Trust, 3.996% due 8/25/34 (a)	356,606
405,405	Option One Mortgage Loan Trust, 4.216% due 2/25/33 (a)	379,854
	RAAC:
216,207	3.646% due 5/25/36 (a)(c)	179,374
202,541	3.626% due 2/25/37 (a)(c)	185,899
324,327	3.666% due 1/25/46 (a)(c)	300,177
	Renaissance Home Equity Loan Trust:
138,737	3.816% due 8/25/33 (a)	133,788
208,428	3.876% due 12/25/33 (a)	195,714
89,889	Residential Asset Securities Corp., 3.876% due 7/25/32 (a)	82,243
	SACO I Trust:
104,239	3.656% due 11/25/20 (a)	101,791
15,371	3.576% due 4/25/35 (a)(c)	13,168
35,798	3.636% due 9/25/35 (a)	31,151
184,328	3.526% due 4/25/36 (a)	112,149
178,920	3.636% due 6/25/36 (a)	141,299
21,541	Saxon Asset Securities Trust, 3.876% due 3/25/32 (a)	20,727
15,069	Soundview Home Equity Loan Trust, 3.826% due 8/25/31 (a)	15,032
4,045	Specialty Underwriting & Residential Finance Trust, 3.716% due 1/25/34 (a)	3,930
55,481	Structured Asset Investment Loan Trust, 4.056% due 1/25/33 (a)	53,831
245,584	Truman Capital Mortgage Loan Trust, 3.806% due 3/25/37 (a)(c)	208,747
See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Home Equity — 16.9% (continued)
$42,890	Wachovia Asset Securitization Inc., 3.666% due 3/25/33 (a)	$41,149

	Total Home Equity	6,097,418

Other — 0.2%
68,328	Lehman XS Trust, 3.526% due 8/25/35 (a)	68,106

Student Loan — 0.6%
207,605	Carrington Mortgage Loan Trust, 5.185% due 10/25/35 (a)(b)	200,911

	TOTAL ASSET-BACKED SECURITIES (Cost — $8,080,967)	7,524,102

CORPORATE BONDS & NOTES —10.1%
Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (b)(c)	9,550

Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)(c)	10,400

Auto Components — 0.1%
20,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	16,450

Automobiles — 0.6%
200,000	DaimlerChrysler NA, Holding Corp., 5.328% due 8/3/09 (a)(b)	197,811

Building Products — 0.1%
20,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 17.016% due 3/1/14 (b)	13,100

Capital Markets — 0.5%
200,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (b)(c)	181,320

Chemicals — 0.0%
5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	3,900

Commercial Banks — 2.4%
200,000	Glitnir Banki HF, Bond, 4.421% due 1/18/12 (a)(b)(c)	173,148
	HSBC Bank PLC:
20,000	10.449% due 8/20/12 (a)(b)	19,274
	Medium-Term Notes:
200,000	6.724% due 7/20/12 (a)(b)(c)	173,640
20,000	10.199% due 8/20/12 (a)(b)	19,090
200,000	Landsbanki Islands HF, Senior Notes, 5.730% due 8/25/09 (a)(b)(c)	199,891
100,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	95,000
100,000	TuranAlem Finance BV, Bonds, 5.269% due 1/22/09 (a)(c)	94,625
100,000	VTB Capital SA, 6.660% due 11/2/09 (a)(c)	98,750

	Total Commercial Banks	873,418

Commercial Services & Supplies — 0.0%
5,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (b)	4,538
10,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	8,525

	Total Commercial Services & Supplies	13,063

Containers & Packaging — 0.1%
5,000	Graham Packaging Co. Inc., 8.500% due 10/15/12 (b)	4,425
10,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	9,450
5,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	4,662

	Total Containers & Packaging	18,537

See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 10.1% (continued)
Diversified Financial Services — 0.9%
$10,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.701% due 10/1/12 (b)	$8,350
177,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 7.293% due 2/11/11 (a)(b)	177,400
200,000	Residential Capital LLC, Senior Notes, 6.598% due 4/17/09 (a)	138,000

	Total Diversified Financial Services	323,750

Diversified Telecommunication Services — 0.9%
	Citizens Communications Co.:
5,000	7.050% due 10/1/46 (b)	3,950
10,000	Senior Notes, 7.875% due 1/15/27 (b)	9,200
25,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (b)	25,125
5,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,325
5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	5,100
20,000	Qwest Communications International Inc., Senior Notes, 8.369% due 2/15/09 (a)	20,000
20,000	Qwest Corp., Notes, 8.241% due 6/15/13 (a)	19,600
200,000	Telecom Italia Capital, 4.561% due 7/18/11 (a)	191,986
10,000	Virgin Media Finance PLC, Senior Notes, 8.750% due 4/15/14	9,200
15,000	Windstream Corp., 8.125% due 8/1/13	15,450

	Total Diversified Telecommunication Services	303,936

Electric Utilities — 0.1%
40,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (c)(e)	39,000

Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	4,875

Health Care Providers & Services — 0.4%
10,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)	10,112
5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	5,000
93,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (b)(e)	98,115
30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	28,800
5,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(e)	3,788

	Total Health Care Providers & Services	145,815

Hotels, Restaurants & Leisure — 0.1%
5,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (b)(f)	350
5,000	MGM MIRAGE Inc., Senior Notes, 7.500% due 6/1/16	4,825
50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12	43,875

	Total Hotels, Restaurants & Leisure	49,050

Independent Power Producers & Energy Traders — 0.6%
40,000	AES Corp., 7.750% due 10/15/15 (b)	41,100
15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (b)	13,725
20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27 (b)	18,850
120,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (b)(c)(e)	118,800
10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	9,712

	Total Independent Power Producers & Energy Traders	202,187

IT Services — 0.0%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	10,050

Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	9,925

Media — 0.7%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15 (b)	4,650

See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Media — 0.7% (continued)
$15,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	$10,819
20,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	19,575
5,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	4,500
10,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (c)	8,525
200,000	Viacom Inc., Senior Notes, 5.341% due 6/16/09 (a)	198,565

	Total Media	246,634

Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	10,650
5,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	4,725
5,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	4,525

	Total Metals & Mining	19,900

Multiline Retail — 0.0%
10,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)(c)(e)	8,050
5,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	5,000

	Total Multiline Retail	13,050

Oil, Gas & Consumable Fuels — 2.0%
200,000	Anadarko Petroleum Corp., Senior Notes, 5.391% due 9/15/09 (a)(b)	195,523
5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (b)	5,000
20,000	Chesapeake Energy Corp., 7.750% due 1/15/15 (b)	20,600
10,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (a)(b)	8,899
5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	4,800
40,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (c)	39,400
5,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13	5,125
410,000	Pemex Project Funding Master Trust, Senior Notes, 5.724% due 12/3/12 (a)(c)	398,827
	Williams Cos. Inc., Notes:
10,000	8.161% due 5/1/09 (a)(c)(g)	10,150
10,000	8.750% due 3/15/32	12,000

	Total Oil, Gas & Consumable Fuels	700,324

Paper & Forest Products — 0.0%
5,000	Abitibi-Consolidated Co. of Canada, Senior Notes, 8.375% due 4/1/15 (b)	3,562
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11 (b)	4,900
5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	4,625

	Total Paper & Forest Products	13,087

Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12*	4,050

Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	6,000

Road & Rail — 0.0%
10,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (b)	9,663

Textiles, Apparel & Luxury Goods — 0.0%
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,948

Trading Companies & Distributors — 0.0%
5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (b)	4,625
10,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	8,350

	Total Trading Companies & Distributors	12,975

See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 10.1% (continued)
Transportation Infrastructure — 0.0%
$10,000	Saint Acquisition Corp., Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	$3,850

Wireless Telecommunication Services — 0.5%
200,000	Vodafone Group PLC, 5.320% due 2/27/12 (a)	192,716

	TOTAL CORPORATE BONDS & NOTES (Cost — $3,895,708)	3,651,334

COLLATERALIZED SENIOR LOANS — 8.7%
497,468	Cablevision Systems Corp., Term Loan B, 6.415% due 3/30/13 (a)(b)(e)	458,870
500,000	Charter Communications, Term Loan B, 7.360% due 3/15/14 (b)(e)	437,741
497,462	Georgia-Pacific Corp., Term Loan, 7.379% due 12/23/13 (a)(b)(e)	460,463
497,494	Health Management Association, Term Loan B, 6.572% due 1/16/14 (a)(b)(e)	438,976
497,487	Idearc Inc., Term Loan B, 6.830% due 11/1/14 (a)(e)	454,749
500,000	Neiman Marcus Group Inc., Term Loan B, 6.686% due 3/13/13 (a)(e)	460,834
449,592	NRG Energy Inc., Term Loan, 6.948% due 2/1/13 (e)	414,130

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $3,300,199)	3,125,763

MORTGAGE-BACKED SECURITIES — 16.3%
FHLMC — 3.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
152,108	6.715% due 1/1/27 (a)(b)	155,212
1,100,000	Gold, 6.000% due 2/12/38 (h)	1,127,671

	TOTAL FHLMC	1,282,883

FNMA — 12.8%
	Federal National Mortgage Association (FNMA):
410,120	5.164% due 9/1/35 (a)(b)	430,733
1,294,553	6.000% due 11/1/37 (b)	1,328,794
2,500,000	5.000% due 2/12/38 (h)	2,489,453
100,000	5.500% due 2/12/38 (h)	101,328
100,000	6.500% due 2/12/38 (h)	103,797
150,122	5.484% due 5/1/42 (a)(b)	151,434

	TOTAL FNMA	4,605,539

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $5,832,608)	5,888,422

SOVEREIGN BOND — 0.6%
Russia — 0.6%
194,040	Russian Federation, 7.500% due 3/31/30 (b)(c) (Cost — $219,642)	223,752

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.6%
U.S. Government Agencies — 11.6%
130,000	Federal Home Loan Bank (FHLB), 3.161% due 1/28/09 (a)(b)(i)	129,915
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
107,921	6.828% due 2/1/23 (a)(b)	110,513
231,597	6.742% due 4/1/26 (a)(b)	236,621
51,478	7.372% due 7/1/29 (a)(b)	52,536
61,874	6.992% due 8/1/30 (a)(b)	63,166
40,225	6.926% due 10/1/33 (a)(b)	40,854
273,811	One Year LIBOR, 4.070% due 5/1/33 (a)(b)	274,582
	Federal National Mortgage Association (FNMA):
171,597	12.000% due 4/1/16 (b)	208,678
	One Year CMT ARM:
See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

U.S. Government Agencies — 11.6% (continued)
$156,459	6.391% due 8/1/15 (a)(b)	$158,658
140,552	6.361% due 4/1/20 (a)(b)	140,155
189,258	6.907% due 11/1/25 (a)(b)	192,189
237,349	7.082% due 1/1/26 (a)(b)	245,928
278,574	6.927% due 7/1/26 (a)(b)	288,799
162,665	6.658% due 5/1/28 (a)(b)	164,485
75,959	6.947% due 5/1/28 (a)(b)	78,067
129,502	7.050% due 9/1/30 (a)(b)	132,509
42,782	6.707% due 9/1/32 (a)(b)	43,718
15,838	7.290% due 1/1/33 (a)(b)	16,038
43,894	5.260% due 2/1/33 (a)(b)	44,561
59,688	4.055% due 5/1/33 (a)(b)	60,391
146,875	3.667% due 9/1/33 (a)(b)	149,491
	One Year LIBOR:
8,379	6.489% due 1/1/33 (a)(b)	8,389
138,620	4.036% due 7/1/33 (a)(b)	139,314
84,087	4.054% due 10/1/33 (a)(b)	83,944
200,294	4.694% due 10/1/34 (a)(b)	203,426
	Six Month LIBOR:
105,143	4.412% due 4/1/33 (a)(b)	105,305
15,890	7.405% due 4/1/33 (a)(b)	16,151
55,397	4.552% due 5/1/33 (a)(b)	56,218
25,296	4.451% due 6/1/33 (a)(b)	25,711
276,426	4.500% due 10/1/34 (a)(b)	284,403
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
73,576	6.375% due 5/20/26 (a)(b)	75,203
31,762	6.375% due 5/20/32 (a)(b)	32,410
157,799	6.000% due 1/20/35 (a)(b)	160,171
173,057	4.000% due 2/20/35 (a)(b)	172,589

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,165,278)	4,195,088

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.1%
364,703	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17 (Cost — $355,145)	400,433

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $39,600,132)	38,160,118

SHORT-TERM INVESTMENTS — 4.9%
U.S. Government Agency — 0.2%
80,000	Federal National Mortgage Association (FNMA), Discount Notes, 2.691% - 5.203% due 3/17/08 (Cost — $79,586) (j)	79,586

Repurchase Agreement — 4.7%
1,678,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity — $1,678,131; (Fully collateralized by U.S. government agency obligation, 5.750% due 1/11/23; Market value — $1,721,875) (Cost — $1,678,000)	1,678,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,757,586)	1,757,586

	TOTAL INVESTMENTS — 110.7% (Cost — $41,357,718#)	39,917,704
	Liabilities in Excess of Other Assets — (10.7)%	(3,852,760)

	TOTAL NET ASSETS — 100.0%	$36,064,944

*	Subsequent to the reporting period, on March 10, 2008 this security went into default.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

(b)	All or a portion of this security is segregated for open futures contracts, TBA’s and written options.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARM — Adjustable Rate Mortgage
CMT — Constant Maturity Treasury
LIBOR — London Interbank Offered Rate
MASTR — Mortgage Asset Securitization Transactions Inc.
PAC — Planned Amortization Class
REMIC — Real Estate Mortgage Investment Conduit
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value

11	U.S. Treasury Notes 10 Year Future, Call	2/22/08	$111.00	$63,422
12	U.S. Treasury Notes 10 Year, Put	2/22/08	115.50	6,000
12	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	116.00	8,625

	TOTAL OPTIONS WRITTEN			$78,047

	(Premiums received — $16,013)
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Fund”) is a separate diversified series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

Notes to Schedule of Investments (unaudited) (continued)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$182,461
Gross unrealized depreciation	(1,622,475)

Net unrealized depreciation	$(1,440,014)

At January 31, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
EuroDollar Futures	5	3/08	$1,195,113	$1,213,688	$18,575
EuroDollar Futures	33	6/08	7,958,803	8,044,575	85,772
EuroDollar Futures	1	9/08	240,580	243,888	3,308
EuroDollar Futures	1	12/08	240,730	243,588	2,858
EuroDollar Futures	1	3/09	240,580	243,162	2,582
EuroDollar Futures	1	6/09	240,205	242,662	2,457
EuroDollar Futures	1	9/09	239,868	242,238	2,370
U.S. Treasury 2 Years Notes	25	3/08	5,244,156	5,330,469	86,313

					$204,235

Contracts to Sell:
U.S. Treasury 5 Years Notes	5	3/08	$551,889	$565,000	$(13,111)
U.S. Treasury 10 Years Notes	19	3/08	2,156,889	2,217,656	(60,767)

					(73,878)

Net Unrealized Gain on Open Futures Contracts					$130,357

Notes to Schedule of Investments (unaudited) (continued)
At January 31, 2008, written option transactions for the Fund were as follows:

	Number of	Premiums
	Contracts	Received

Options written, outstanding October 31, 2007	11	$8,070
Options written	39	16,258
Options closed	(15)	(8,315)
Options expired	—	—

Options written, outstanding January 31, 2008	35	$16,013

At January 31, 2008, the Fund held TBA securities with a total cost of $3,801,000.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: March 26, 2008